Share Capital (Details)							1 Months Ended																12 Months Ended
	Dec. 07, 2018 CAD ($) shares	Dec. 07, 2018 $ / shares	Jan. 08, 2018 CAD ($) shares	Jan. 08, 2018 $ / shares	Feb. 10, 2017 CAD ($) shares	Feb. 10, 2017 $ / shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2019 CAD ($) shares	Nov. 30, 2019 $ / shares	May 22, 2018 CAD ($) shares	May 22, 2018 $ / shares	Feb. 14, 2018 CAD ($) shares	Feb. 14, 2018 $ / shares	Apr. 30, 2017 CAD ($) shares	Apr. 30, 2017 $ / shares	Apr. 21, 2017 CAD ($) shares	Apr. 21, 2017 $ / shares	Apr. 20, 2017 CAD ($) shares	Apr. 20, 2017 $ / shares	Feb. 28, 2017 CAD ($) shares	Feb. 28, 2017 $ / shares	Dec. 31, 2019 CAD ($) shares Option	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 $ / shares shares	May 01, 2019 Option	Aug. 14, 2018 shares	May 02, 2018 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of stock options exercised																							1,563,143		1,410,195		1,531,250
Gross proceeds from stock options exercised | $																							$ 1,150,891		$ 1,194,530		$ 1,120,060
Stock options exercise price | $ / shares																								$ 0.74		$ 0.85		$ 0.73
RSUs [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							1,918,143	1,918,143															1,918,143	1,918,143
Number of other equity instruments exercised or vested in share-based payment arrangement																							355,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock options exercise price | $ / shares																								$ 0.175		0.03		0.175
Top of range [member]
Disclosure of classes of share capital [line items]
Stock options exercise price | $ / shares																								3.07		4.25		$ 1.42
Avalite Sciences Inc [Member]
Disclosure of classes of share capital [line items]
Number of share issued in acquisition																														1,093,938
Percentage of share held in escrow																							50.00%
Number of share held in escrow																							4,955,947
Verd Lite Sciences Inc [Member]
Disclosure of classes of share capital [line items]
Number of share issued in acquisition																													2,129,707		9,911,894
Number of share held in escrow																							4,955,947
Warrant Three [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares																								$ 6.00		$ 6.00
Number of warrant exercised																							2,129,707		3,000,000
Gross proceeds from warrant exercised | $																							$ 8,199,371		$ 18,000,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							26,470,671	26,470,671															26,470,671	26,470,671	8,411,764	8,411,764	9,707,677	9,707,677				8,489,451
Warrant exercise price | $ / shares																										$ 0.27		$ 2.00
Number of warrant exercised																									4,077,687		4,797,375
Gross proceeds from warrant exercised | $																									$ 1,100,975		$ 9,594,750
Warrant One [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares																										2.00		$ 2.60
Number of warrant exercised																									443,350		7,047,700
Gross proceeds from warrant exercised | $																									$ 886,700		$ 18,324,020
Warrant Two [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares																										$ 2.60
Number of warrant exercised																									718,826
Gross proceeds from warrant exercised | $																									$ 1,868,948
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued							160,986,373	160,986,373															160,986,373	160,986,373	141,443,116	141,443,116	106,787,226	106,787,226
Number of shares increased																							19,543,257		34,655,890		38,992,528
Preference shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued
Private placement [Member]
Disclosure of classes of share capital [line items]
Number of unit issued							5,172,942		4,385,965
Unit issued price per unit | $ / shares								$ 0.29		$ 0.57
Gross proceeds from unit issued | $							$ 1,500,153		$ 2,500,000
Prospectus offering [Member]
Disclosure of classes of share capital [line items]
Number of unit issued	4,000,000		3,000,000		10,235,000						4,000,000		3,000,000		439,053				13,170,000		307,050		5,936,500
Unit issued price per unit | $ / shares		$ 2.70		$ 5.00		$ 1.35						$ 4.20		$ 6.00		$ 1.85				$ 1.85		$ 1.35		$ 3.16
Gross proceeds from unit issued | $	$ 10,800,000		$ 15,000,000		$ 13,817,250						$ 16,800,000		$ 18,000,000		$ 812,248				$ 24,364,500		$ 414,518		$ 18,768,424
Number of share and warrant consist in each unit	Each unit consisted of one Common Share		Each unit consisted of one Common Share and one common share purchase warrant of the Company		Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company						Each unit consisted of one Common Share and one common share purchase warrant of the Company		Each unit consisted of one Common Share and one common share purchase warrant of the Company		Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company				Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company		Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company
Prospectus offering [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of unit issued																	1,465,100
Unit issued price per unit | $ / shares																		$ 1.755
Warrant exercise period			36 months		24 months						18 months		6 months		24 months				24 months		24 months
Warrant exercise price | $ / shares				$ 6.00		$ 2.00						$ 5.20		$ 7.00		$ 2.60		$ 0.19		$ 2.60		$ 2.00
Number of warrant exercised																	987,750
Gross proceeds from warrant exercised | $																	$ 2,758,924
ATM Program [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from unit issued | $																							$ 39,000,000